Organization and Business Description (Tables)	12 Months Ended
Sep. 30, 2025
Organization and Business Description [Abstract]
Schedule of Subsidiaries Company

The accompanying CFS reflect the activities of the Company and the following entities:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Lore	February 23, 2024	BVI	100%	Investment holding
ANPA	March 1, 2016	Hong Kong	100%	Undertaking (i) financial printing services, (ii) advisory services and (iii) other services